Consolidated Statement of Cash Flows - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Cash generated from operations	£ 3,061	£ 2,476	£ 2,264
Interest paid (including lease interest)	(169)	(119)	(179)
Interest received	4	1	7
Tax paid (net)	(495)	(342)	(496)
Net cash from operating activities	2,401	2,016	1,596
Cash flows from investing activities
Acquisitions	(394)	(254)	(869)
Purchases of property, plant and equipment	(36)	(28)	(43)
Expenditure on internally developed intangible assets	(400)	(309)	(319)
Purchase of investments	(66)	(8)	(2)
Proceeds from disposals of property, plant and equipment		5
Gross proceeds from business disposals and sale of investments	19	220	54
Payments on business disposals	(15)	(30)	(25)
Dividends received from joint ventures	33	20	31
Net cash used in investing activities	(859)	(384)	(1,173)
Cash flows from financing activities
Dividends paid to shareholders	(983)	(920)	(880)
Distributions to non-controlling interests	(9)	(10)	(6)
Decrease in short-term bank loans, overdrafts and commercial paper	(101)	(200)	(436)
Issuance of term debt	397		2,342
Repayment of term debt	(35)	(431)	(1,233)
Repayment of leases	(79)	(93)	(105)
Receipts in respect of subleases	1	17	15
Disposal of non-controlling interest	(1)
Repurchase of ordinary shares	(500)	0	(150)
Purchase of shares by Employee Benefit Trust	(50)	(1)	(37)
Proceeds on issue of ordinary shares	26	32	16
Net cash used in financing activities	(1,334)	(1,606)	(474)
(Decrease)/increase in cash and cash equivalents	208	26	(51)
Movement in cash and cash equivalents
At start of year	113	88	138
(Decrease)/increase in cash and cash equivalents	208	26	(51)
Exchange translation differences	13	(1)	1
At end of year	£ 334	£ 113	£ 88